UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy R. Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy R. Wolf                    New York, NY            November 14, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:              $330,813
                                               (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1) 028-12362                  Arrow Partners LP


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

                                                     ARROW CAPITAL MANAGEMENT
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS SOLE   SHARED  NONE
BURLINGTON NORTHN SANTA FE  C    COM              12189T104   5,513      67,914  SH            SOLE      NONE     67,914
BURLINGTON NORTHN SANTA FE  C    COM              12189T104  10,397     128,086  SH           SHARED       1              128,086
CITIGROUP INC                    COM              172967101   1,563      33,500      CALL      SOLE      NONE     33,500
CITIGROUP INC                    COM              172967101   6,604     141,500      CALL     SHARED       1              141,500
DIAMOND HILL INVESTMENT GROU     COM NEW          25264R207   3,855      47,575  SH            SOLE      NONE     47,575
DIAMOND HILL INVESTMENT GROU     COM NEW          25264R207   7,980      98,524  SH           SHARED       1               98,524
IHS INC                          CL A             451734107  15,421     272,981  SH            SOLE      NONE    272,981
IHS INC                          CL A             451734107  26,642     471,619  SH           SHARED       1              471,619
ISHARES INC                      MSCI MALAYSIA    464286830   1,070      90,000  SH            SOLE      NONE     90,000
ISHARES INC                      MSCI MALAYSIA    464286830   4,756     400,000  SH           SHARED       1              400,000
ISHARES INC                      MSCI SINGAPORE   464286673   4,001     270,000  SH            SOLE      NONE    270,000
ISHARES INC                      MSCI SINGAPORE   464286673   9,698     654,400  SH           SHARED       1              654,400
JOHNSON & JOHNSON                COM              478160104  14,796     225,200      CALL      SOLE      NONE    225,200
JOHNSON & JOHNSON                COM              478160104  28,192     429,100      CALL     SHARED       1              429,100
MASTERCARD INC                   CL A             57636Q104  41,028     277,274  SH            SOLE      NONE    277,274
MASTERCARD INC                   CL A             57636Q104  46,526     314,426  SH           SHARED       1              314,426
MCGRAW HILL COS INC              COM              580645109   8,970     176,194  SH            SOLE      NONE    176,194
MCGRAW HILL COS INC              COM              580645109  17,468     343,106  SH           SHARED       1              343,106
PROSHARES TR                     ULTRA DOW 30     74347R305     989      10,000  SH            SOLE      NONE     10,000
RIVIERA HLDGS CORP               COM              769627100   2,640      94,116  SH            SOLE      NONE     94,116
RIVIERA HLDGS CORP               COM              769627100  15,470     551,531  SH           SHARED       1              551,531
TARGET CORP                      COM              87612E106   8,900     140,000      CALL      SOLE      NONE    140,000
TARGET CORP                      COM              87612E106  17,800     280,000      CALL     SHARED       1              280,000
UBS AG                           SHS NEW          H89231338   7,773     145,968  SH            SOLE      NONE    145,968
UBS AG                           SHS NEW          H89231338  10,551     198,132  SH           SHARED       1              198,132
UNION PAC CORP                   COM              907818108   4,296      38,000  SH            SOLE      NONE     38,000
UNION PAC CORP                   COM              907818108   7,914      70,000  SH           SHARED       1               70,000


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